Equity Method Investment (Details Textual) - USD ($)		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment (Textual)
Payments to acquire equity method investments			$ 327,263
Equity method investments, fair value disclosure			985,586
Recognized loss from equity method investment		(138,124)	(66,970)
Equity method investment		$ 1,019,009	$ 1,228,269
Equity interests, description	The Group paid $307,996 to acquire 20% of an investee's the equity interest.
CFO Aishang [Member]
Equity Method Investment (Textual)
Equity method investment, ownership percentage			55.00%
Equity method investment, ownership transferred percentage			15.00%
Equity method investments, fair value disclosure			$ 985,586
Equity interests, description			The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date.